Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
The following table summarizes the changes in the carrying amount of goodwill for the year ended December 31, 2018 (in millions):

	Americas	EMEA	APAC	Total
Balance as of December 31, 2016	$1,155.8	$204.7	$248.1	$1,608.6
Acquisitions	93.8	20.9	—	114.7
Measurement period adjustments	(0.7)	(2.2)	—	(2.9)
Effect of movements in exchange rates and other	0.8	25.6	18.5	44.9
Balance as of December 31, 2017	$1,249.7	$249.0	$266.6	$1,765.3
Acquisitions	—	30.2	16.1	46.3
Measurement period adjustments	12.7	0.1	2.1	14.9
Effect of movements in exchange rates and other	(8.0)	(13.2)	(26.8)	(48.0)
Balance as of December 31, 2018	$1,254.4	$266.1	$258.0	$1,778.5

Summary of Finite-Lived Intangible Assets
The following tables summarize the carrying amounts and accumulated amortization of intangible assets (in millions):

		As of December 31, 2018
	Useful Life (in years)	Gross Value	Accumulated Amortization	Net Value
C&W trade name	Indefinite	$546.0	$—	$546.0
Customer relationships	1 – 15	1,199.7	(637.1)	562.6
Other intangible assets	2 – 13	32.8	(13.2)	19.6
Total intangible assets		$1,778.5	$(650.3)	$1,128.2

		As of December 31, 2017
	Useful Life (in years)	Gross Value	Accumulated Amortization	Net Value
C&W trade name	Indefinite	$546.0	$—	$546.0
Customer relationships	1 – 15	1,211.5	(468.0)	743.5
Other intangible assets	2 – 13	26.9	(10.4)	16.5
Total intangible assets		$1,784.4	$(478.4)	$1,306.0

Summary of Indefinite-Lived Intangible Assets
The following tables summarize the carrying amounts and accumulated amortization of intangible assets (in millions):

		As of December 31, 2018
	Useful Life (in years)	Gross Value	Accumulated Amortization	Net Value
C&W trade name	Indefinite	$546.0	$—	$546.0
Customer relationships	1 – 15	1,199.7	(637.1)	562.6
Other intangible assets	2 – 13	32.8	(13.2)	19.6
Total intangible assets		$1,778.5	$(650.3)	$1,128.2

		As of December 31, 2017
	Useful Life (in years)	Gross Value	Accumulated Amortization	Net Value
C&W trade name	Indefinite	$546.0	$—	$546.0
Customer relationships	1 – 15	1,211.5	(468.0)	743.5
Other intangible assets	2 – 13	26.9	(10.4)	16.5
Total intangible assets		$1,784.4	$(478.4)	$1,306.0